ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
ACCRUED EXPENSES AND OTHER PAYABLES
Accrued service fees	$ 1,085,597	$ 1,195,851
Penalty payable	466,469	640,067
Employee advances for service-related expenses	318,500	118,180
Accrual of PIPE dividend	253,750
Medical academic conference fees payable	156,248	71,240
Deposits received from potential investors	143,000
Payable for short-term lease	93,211	107,471
Staff reimbursement	91,664	178,485
Deposits-others	71,500	68,500
Others	64,363	138,381	$ 640,067
Total	$ 2,744,302	$ 2,518,175